Equity Investment in Real Estate and the Managed REITs (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in REITs
Equity earnings from equity investments in the Managed REITs	$ 5,509	$ 16,928	$ 10,480
Other-than-temporary impairment charges on CPA:16-Global operating partnership	(9,910)
Distributions of Available Cash	30,009	15,535	4,468
Deferred revenue earned	8,492	5,662	0
Equity income from the Managed REITs	34,100	38,125	14,948
Equity from other equity investments	28,292	13,103	16,044
Total income from equity investments in real estate and the Managed REITs	$ 62,392	$ 51,228	$ 30,992